Variable Interest Entities - Assets and Liabilities of VIEs Relating to Real Estate Development and Rental (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Current assets		¥ 5,312,423	¥ 5,426,979
Property, plant and equipment		9,719,021	9,551,921
Investments and other assets		6,218,881	6,057,031
Current liabilities		4,131,393	3,741,128
Long-term liabilities		5,560,357	6,009,624
VIEs established to develop and lease real estate
Variable Interest Entity [Line Items]
Current assets	[1],[2]	15,984	21,550
Property, plant and equipment	[1],[2]	165,701	168,252
Investments and other assets	[1],[2]	3,021	2,766
Current liabilities	[1],[2]	2,098	2,648
Long-term liabilities	[1],[2]	¥ 64,569	¥ 65,196

[1]	"Current portion of long-term debt" and "Long-term debt (excluding current portion)" above are secured by the VIEs' land and buildings totaling ¥230,636 million and ¥227,796 million at March 31, 2016 and 2017, respectively.
[2]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estates included "Land" totaling ¥122,878 million and ¥122,878 million, "Current portion of long-term debt" totaling ¥800 million and ¥800 million, and "Long-term debt" totaling ¥37,300 million and ¥36,500 million at March 31, 2016 and 2017, respectively.